Revenue Recognition (Details) - Schedule of service - Revenue [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	$ 11,186	$ 4,028	$ 21,628	$ 16,046	$ 21,197	$ 13,017
Product royalties [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	10,265	3,380	19,534	13,833	18,356	10,372
Service subscriptions [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	696	381	1,442	1,176	1,550	1,271
Monetization [Member]
Revenue Recognition (Details) - Schedule of service [Line Items]
Total	$ 225	$ 267	$ 652	$ 1,037	$ 1,291	$ 1,374